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                     SUPPLEMENT DATED FEBRUARY 15, 2013 TO

                       PROSPECTUS DATED MAY 1, 2012 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Effective February 15, 2013, Federated Capital Appreciation Fund II changed its name to Federated Managed Tail Risk Fund II. Therefore, all references to the Federated Capital Appreciation Fund II in the prospectus are replaced with Federated Managed Tail Risk Fund II.

13739 SUPPD 02/15/13